                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                           File No. 333-38801
                                                           File No. 811-8457

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]
     Pre-Effective Amendment No.
                                  ---
     Post-Effective Amendment No.  3                               [X]
                                  ---
                                       AND
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]


     Amendment No.    4
                     ---


                         DELAWARE GROUP FOUNDATION FUNDS
-------------------------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

              1818 Market Street, Philadelphia, Pennsylvania 19103
-------------------------------------------------------------------------------

               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:             (215) 255-2923
                                                                --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
-------------------------------------------------------------------------------

                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                          August 31, 1998
                                                              ---------------


It is proposed that this filing will become effective:

                         immediately upon filing pursuant to paragraph (b)
                ---
                 X       on August 31, 1998 pursuant to paragraph (b)
                ---
                         60 days after filing pursuant to paragraph (a)(1)
                ---
                         on (date) pursuant to paragraph (a)(1)
                ---
                         75 days after filing pursuant to paragraph (a)(2)
                ---
                         on (date) pursuant to paragraph (a)(2) of Rule 485
                ---
                      Title of Securities Being Registered
                      ------------------------------------
The securities being registered are a number of individual classes of a series of shares of beneficial interest of Delaware Group Foundation Funds, a Delaware business trust, as follows:

                         The Asset Allocation Portfolio
                         ------------------------------
                         The Asset Allocation Portfolio

                             --- C O N T E N T S ---

      This Post-Effective Amendment No. 3 to Registration File No. 333-38801 includes the following:


      1.     Facing Page

      2.     Contents Page

      3.     Cross-Reference Sheets

      4.     Part A - Prospectuses (1)

      5.     Part B - Statement of Additional Information(1)

      6.     Part C - Other Information (2)

      7.     Signatures


(1) The Asset Allocation Portfolio's Prospectus and Statement of Additional Information dated August 31, 1998 are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 23 to the Registration Statement of Delaware Pooled Trust, Inc. filed August 28, 1998.

(2) Items 28 and 29 to Part C are incorporated into this filing by reference to Items 28a and 29 to Part C of the electronic filing of Post-Effective Amendment No. 23 to the Registration Statement of Delaware Pooled Trust, Inc. filed August 28, 1998.

CROSS-REFERENCE SHEET
---------------------
                                     PART A
                                     ------

Item No.         Description                                                       Location in Prospectus*
--------         -----------                                                       -----------------------

        1        Cover Page........................................................Cover

        2        Fund Expenses.....................................................Fund Expenses

        3        Condensed Financial Information...................................Financial Highlights

        4        General Description of Registrant.................................Investment Objectives, Policies
                                                                                   and Risk Considerations

        5        Management of the Fund ...........................................Management of the Fund

        6        Capital Stock and Other Securities ...............................Dividends and Capital Gains
                                                                                   Distributions; Taxes

        7        Purchase of Securities Being Offered..............................Cover; Purchase of Shares;
                                                                                   Management of the Fund

        8        Redemption or Repurchase..........................................Purchase of Shares;
                                                                                   Redemption of Shares

        9        Legal Proceedings.................................................None



* The Prospectus is included in and hereby incorporated by reference to Post-Effective Amendment No. 23 of Delaware Pooled Trust, Inc.'s Registration Statement (File No. 33-40991).

                              CROSS-REFERENCE SHEET
                              ---------------------

                                     PART B
                                     ------

                                                                                        Location in Statement
     Item No.       Description                                                         of Additional Information*
     --------       -----------                                                         --------------------------

       10             Cover Page........................................................Cover

       11             Table of Contents.................................................Table of Contents

       12             General Information and History...................................General Information

       13             Investment Objectives and Policies................................Investment Policies, Portfolio
                                                                                        Techniques and Risk Considerations

       14             Management of the Registrant......................................Officers and Directors

       15             Control Persons and Principal Holders of Securities...............Officers and Directors

       16             Investment Advisory and Other Services............................Investment Management
                                                                                        Agreements; Officers and Directors;
                                                                                        General Information; Financial
                                                                                        Statements

       17             Brokerage Allocation..............................................Trading Practices and Brokerage

       18             Capital Stock and Other Securities................................Capitalization and Noncumulative
                                                                                        Voting (under General Information)

       19             Purchase, Redemption and Pricing of
                      Securities Being Offered..........................................Purchasing Shares;
                                                                                        Determining Net Asset Value;
                                                                                        Redemption and Repurchase

       20             Tax Status........................................................Accounting and Tax Issues; Taxes

       21             Underwriters .....................................................Purchasing Shares

       22             Calculation of Performance Data...................................Performance Information

       23             Financial Statements..............................................Financial Statements


* The Statement of Additional Information is included in and hereby incorporated by reference to Post-Effective Amendment No. 23 of Delaware Pooled Trust, Inc.'s Registration Statement (File No. 33-40991).

                              CROSS REFERENCE SHEET
                              ---------------------

                                     PART C
                                     ------


     Item No.       Description                                                                  Location in Part C
     --------       -----------                                                                  ------------------

         24         Financial Statements and Exhibits...................................               Item 24

         25         Persons Controlled by or under Common
                    Control with Registrant.............................................               Item 25

         26         Number of Holders of Securities.....................................               Item 26

         27         Indemnification.....................................................               Item 27

         28         Business and Other Connections of
                    Investment Adviser..................................................               Item 28

         29         Principal Underwriters..............................................               Item 29

         30         Location of Accounts and Records....................................               Item 30

         31         Management Services.................................................               Item 31

         32         Undertakings........................................................               Item 32

                                     PART C
                                     ------

                                Other Information
                                -----------------


Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements:

                    Part A    -   N/A

                    Part B    -   N/A

          (b)  Exhibits:

                  (1)  Declaration of Trust.
                       --------------------

                       (a) Declaration of Trust incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                  (2)  By-Laws.
                       -------

                       (a) By-Laws incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                  (3)  Voting Trust Agreement.  Inapplicable.
                       ----------------------

                  (4)  Copies of All Instruments Defining the Rights of Holders.
                       --------------------------------------------------------

                       (a) Declaration of Trust. Declaration of Trust (October 1997) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                       (b) By-Laws. By-Laws incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                  (5)  Asset Allocation Agreement.
                       --------------------------

                       (a) Executed Asset Allocation Agreement (December 18, 1997) between Delaware Management Company, Inc. and the Registrant on behalf of the Balanced Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                       (b) Executed Asset Allocation Agreement (December 18, 1997) between Delaware Management Company, Inc. and the Registrant on behalf of the Growth Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

Part C - Other Information
(Continued)

                       (c) Executed Asset Allocation Agreement (December 18, 1997) between Delaware Management Company, Inc. and the Registrant on behalf of the Income Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                       (d) Form of Asset Allocation Agreement (1998) between Delaware Management Company and the Registrant on behalf of The Asset Allocation Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 2 filed on June 17, 1998.

                 (6)   (a)      Distribution Agreement. Executed Distribution
                                Agreement (December 18, 1997) between Delaware
                                Distributors, L.P. and the Registrant on behalf of the Balanced Portfolio incorporated into this filing by reference to Pre-Effective Amendment
                                No. 1 filed on December 30, 1997.

                       (b)      Executed Distribution Agreement (December 18,
                                1997) between Delaware Distributors, L.P. and the Registrant on behalf of the Growth Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                       (c)      Executed Distribution Agreement (December 18,
                                1997) between Delaware Distributors, L.P. and the Registrant on behalf of the Income Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                       (d) Form of Distribution Agreement (1998) between Delaware Distributors, L.P. and the Registrant on behalf of The Asset Allocation Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 2 filed on June 17, 1998.

                       (e) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) (Module) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                       (f) Dealer's Agreement. Dealer's Agreement (as amended November 1995)(Module) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                       (g) Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) (Module) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                 (7)   Bonus, Profit Sharing, Pension Contracts.
                       ----------------------------------------

                       (a) Amended and Restated Profit Sharing Plan (November 17, 1994) (Module) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

Part C - Other Information
(Continued)

                       (b)      Amendment to Profit Sharing Plan (December 21,
                                1995) (Module) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                 (8)   Custodian Agreement.
                       -------------------

                       (a) Custodian Agreement (Module) with The Chase Manhattan Bank incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                                (i) Letter to add the Income Portfolio, the Balanced Portfolio and the Growth Portfolio to the Custodian Agreement with The Chase Manhattan Bank to be filed by amendment.

                                (ii)       Form of Letter to add The Asset
                                           Allocation Portfolio to the Custodian
                                           Agreement with The Chase Manhattan
                                           Bank incorporated into this filing by
                                           reference to Post-Effective Amendment
                                           No. 2 filed on June 17, 1998.

                 (9)   Other Material Contracts.
                       ------------------------

                       (a) Executed Shareholders Services Agreement (December 18, 1997) between Delaware Service Company, Inc. and the Registrant on behalf of the Income Portfolio, Balanced Portfolio and Growth Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                       (b) Form of Shareholder Services Agreement (1998) between Delaware Service Company, Inc. and the Registrant on behalf of The Asset Allocation Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 2 filed on June 17, 1998.

                       (c) Executed Fund Accounting Agreement (Module) (August 19, 1996) with Delaware Service Company, Inc. incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                                (i) Form of Amendment No. 8 to Delaware Group of Funds Fund Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 2 filed on June 17, 1998.

                                (ii) Form of Amendment No. 9 to Delaware Group of Funds Fund Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 2 filed on June 17, 1998.

                                (iii) Form of Amendment No. 10 to Delaware Group of Funds Fund Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 2 filed on June 17, 1998.

                 (10) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 1 filed on December 30, 1997.

Part C - Other Information
(Continued)

                 (11)  Consent of Auditors. Inapplicable.

                 (12)  Inapplicable.

                 (13) Subscription Agreement. Incorporated into this filing by reference to Post-Effective Amendment No. 2 filed January 21, 1998.

                 (14)  Inapplicable.

                 (15)  Plans under Rule 12b-1.

                       (a) Executed Plan under Rule 12b-1 for Class A of Balanced Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                       (b) Executed Plan under Rule 12b-1 for Class B of Balanced Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                       (c) Executed Plan under Rule 12b-1 for Class C of Balanced Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                       (d) Executed Plan under Rule 12b-1 for Class A of Growth Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                       (e) Executed Plan under Rule 12b-1 for Class B of Growth Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                       (f) Executed Plan under Rule 12b-1 for Class C of Growth Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                       (g) Executed Plan under Rule 12b-1 for Class A of Income Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                       (h) Executed Plan under Rule 12b-1 for Class B of Income Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                       (i) Executed Plan under Rule 12b-1 for Class C of Income Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                 (16) Schedules of Computation for each Performance Quotation. Inapplicable.

Part C - Other Information
(Continued)

                 (17)  Financial Data Schedules.  Inapplicable.

                 (18) Plan Under Rule 18f-3. Incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                       (a) Amended Appendix A to Plan under Rule 18f-3 incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                 (19) Other: Trustees' Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 2 filed on June 17, 1998.

Item 25.    Persons Controlled by or under Common Control with Registrant. None.

Item 26.    Number of Holders of Securities.  None.

Item 27. Indemnification. Incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

Item 28.    Business and Other Connections of Investment Adviser.

            Incorporated into this filing by reference to Item 28a of Part C in Post-Effective Amendment No. 23 to the Registration Statement of Delaware Pooled Trust, Inc. filed August 28, 1998.

Item 29.    Principal Underwriters.

            Incorporated into this filing by reference to Item 29 of Part C in Post-Effective Amendment No. 23 to the Registration Statement of Delaware Pooled Trust, Inc. filed August 28, 1998.

Item 30.    Location of Accounts and Records.

            All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 31.    Management Services.  None.

Item 32.    Undertakings.

            (a)       Not Applicable.

            (b)       Not Applicable.

            (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report to shareholders, upon request and without charge.

            (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 27th day of August, 1998.
                                         DELAWARE GROUP FOUNDATION FUNDS

                                             By /s/Wayne A. Stork
                                               ------------------
                                                   Wayne A. Stork
                                                     Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

               Signature                                         Title                               Date
----------------------------------------          ---------------------------------            ---------------
/s/Wayne A. Stork                                 Chairman of the Board and Trustee            August 27, 1998
----------------------------------------
Wayne A. Stork
                                                  Executive Vice President/
                                                  Chief Operating Officer/
                                                  Chief Financial Officer (Principal
                                                  Financial Officer and Principal
/s/David K. Downes                                Accounting Officer)                          August 27, 1998
----------------------------------------
David K. Downes

 /s/Walter P. Babich                   *          Trustee                                      August 27, 1998
----------------------------------------
Walter P. Babich

/s/John H. Durham                      *          Trustee                                      August 27, 1998
----------------------------------------
John H. Durham


/s/Anthony D. Knerr                    *          Trustee                                      August 27, 1998
----------------------------------------
Anthony D. Knerr

/s/Ann R. Leven                        *          Trustee                                      August 27, 1998
----------------------------------------
Ann R. Leven

/s/W. Thacher Longstreth               *          Trustee                                      August 27, 1998
----------------------------------------
W. Thacher Longstreth

/s/Thomas F. Madison                  *           Trustee                                      August 27, 1998
----------------------------------------
Thomas F. Madison

/s/Jeffrey J. Nick                     *          Trustee                                      August 27, 1998
----------------------------------------
Jeffrey J. Nick

/s/Charles E. Peck                     *          Trustee                                      August 27, 1998
----------------------------------------
Charles E. Peck

                             * By /s/Wayne A. Stork
                                  -----------------------
                                     Wayne A. Stork
                               as Attorney-in-Fact
                        for each of the persons indicated